Consolidated Statements of Stockholders' (Deficit) Equity (Parenthetical)	12 Months Ended
Mar. 31, 2015 USD ($)
Class A convertible preferred stock [Member]
Debt Issuance Cost	$ 577,600
Class B Convertible Preferred Stock [Member]
Debt Issuance Cost	$ 249,000